UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22391

Nuveen Build America Bond Fund
(Exact name of registrant as specified in charter)

Nuveen Investments
        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Kevin J. McCarthy
Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            3/31

Date of reporting period:         6/30/10

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments (Unaudited)
	Nuveen Build America Bond Fund (NBB)
	June 30, 2010
Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Alabama – 1.0% (0.8% of Total Investments)
$ 5,000	Hartselle, Alabama, General Obligation Bonds, Federally Taxable Build America Bonds, Series	6/20 at 100.00	AAA	$ 5,126,200
	2010, 6.200%, 6/01/39
	Arizona – 2.9% (2.4% of Total Investments)
5,000	Arizona Board of Regents, Univeristy of Arizona, System Revenue Bonds, Build America Taxable	8/20 at 100.00	AA–	5,127,550
	Bonds, Series 2010A, 6.423%, 8/01/35
10,000	Mesa, Arizona, Utility System Revenue Bonds, Series 2010, 6.100%, 7/01/34	No Opt. Call	Aa2	10,263,400
15,000	Total Arizona			15,390,950
	California – 19.4% (16.2% of Total Investments)
500	California Infrastructure Economic Development Bond Bank, Revenue Bonds, University of	No Opt. Call	Aa2	560,805
	California San Francisco Neurosciences Building, Build America Taxable Bond Series 2010B,
	6.486%, 5/15/49
9,000	California State Public Works Board, Lease Revenue Bonds, Various Capital Projects, Build	3/20 at 100.00	A2	9,229,500
	America Taxable Bond Series 2010A-2, 8.000%, 3/01/35
7,000	California State University, Systemwide Revenue Bonds, Build America Taxable Bond Series	No Opt. Call	Aa2	7,615,230
	2010B, 6.484%, 11/01/41
10,000	California State, General Obligation Bonds, Various Purpose Build America Taxable Bond Series	3/20 at 100.00	A1	10,653,500
	2010, 7.950%, 3/01/36
3,000	Fresno, California, Water System Revenue Bonds, Build America Taxable Bond Series 2010A-2,	No Opt. Call	A	3,379,110
	6.750%, 6/01/40
20,000	Los Angeles Department of Water and Power, California, Power System Revenue Bonds, Federally	No Opt. Call	AA–	20,238,600
	Taxable – Direct Payment – Build America Bonds, Series 2010A, 5.716%, 7/01/39
9,520	Napa Valley Unified School District, Napa County, California, General Obligation Bonds, Build	No Opt. Call	Aa2	10,459,719
	America Taxable Bond Series 2010B, 6.507%, 8/01/43
5,000	Orange County Sanitation District, California, Wastewater Revenue Bonds, Build America Taxable	No Opt. Call	AAA	5,305,550
	Bond Series 2010A, 5.580%, 2/01/40
6,175	Pacifica, California, General Obligiation Taxable Pension Bonds, Series 2010, 6.899%, 6/01/30 –	6/20 at 100.00	AAA	6,244,716
	AGM Insured
2,355	San Bernardino Community College District, California, General Obligation Bonds, Election of	No Opt. Call	AA–	2,780,643
	2008, Build America Taxable Bond Series 2009C, 7.630%, 8/01/44
7,840	San Francisco City and County Redevelopment Financing Authority, California, Taxable Tax	No Opt. Call	A1	8,669,942
	Allocation Revenue Bonds, San Francisco Redevelopment Projects, Series 2009F, 8.406%, 8/01/39
4,000	San Francisco City and County, California, Certificates of Participation, 525 Golden Gate	No Opt. Call	AA–	4,901,200
	Avenue, San Francisco Public Utilities Commission Office Project, Tender Option Bond Trust
	B001, 30.322%, 11/01/30 (IF)
2,000	Santa Barbara County, California, Certificates of Participation, Recovery Zone Economic	No Opt. Call	AA+	2,027,240
	Development Taxable Bonds, Series 2010A-2, 6.250%, 12/01/40
5,000	Walnut Energy Center Authority, California, Electric Revenue Bonds, Turlock Irrigation	No Opt. Call	A+	5,097,700
	District, Build America Taxable Bonds, Series 2010B, 6.230%, 1/01/29
5,000	West Kern Water District, California, Certificates of Participation, Land Acquistion Project,	No Opt. Call	AA–	5,401,850
	Build America Bonds, Series 10B, 6.720%, 6/01/40
96,390	Total California			102,565,305
	Colorado – 2.8% (2.3% of Total Investments)
2,000	Mesa County, Colorado, Certificates of Participation, Build America Taxable Bonds, Series	12/20 at 100.00	Aa3	2,056,740
	2010A, 6.371%, 12/01/30
3,000	Mesa State College, Colorado, Auxiliary Facilities Enterprise Revenue Bonds, Build America	No Opt. Call	Aa2	3,360,600
	Taxable Bond Series 2010B, 6.746%, 5/15/42
1,000	Metropolitan State College of Denver, Colorado, Institutional Enterprise Revenue Bonds,	No Opt. Call	Aa2	1,035,670
	Federally Taxable Build America Bonds, Recovery Zone Eonomic Development Project, Series 2010,
	6.000%, 12/01/40
5,000	St. Vrain Valley School District RE-1J, Boulder, Larimer and Weld Counties, Colorado, General	12/20 at 100.00	Aa2	5,116,400
	Obligation Bonds, Build America Taxable Bond Series 2010B, 5.790%, 12/15/33
3,000	Westminster County, Colorado, Water and Wastewater Utility Enterprise Revenue Bonds, Build	12/20 at 100.00	AA	3,111,120
	America Taxable Bonds, Series 2010, 5.818%, 12/01/30
14,000	Total Colorado			14,680,530
	Connecticut – 1.3% (1.1% of Total Investments)
6,000	Harbor Point Infrastructure Improvement District, Connecticut, Special Obligation Revenue	4/20 at 100.00	N/R	6,841,860
	Bonds, Harbor Point Project, Federally Taxable – Issuer Subsidy – Recovery Zone Economic
	Development Bond Series 2010B, 12.500%, 4/01/39
	Florida – 7.7% (6.4% of Total Investments)
10,000	Cape Coral, Florida, Gas Tax Revenue Bonds, Federally Taxable Build America Bonds – Direct	10/20 at 100.00	A2	10,631,300
	Payment, Series 2010B, 7.147%, 10/01/30
6,195	Florida State Board of Education, Public Education Capital Outlay Bonds, Build America Taxable	6/19 at 100.00	AAA	6,471,359
	Bonds, Series 2010G, 5.750%, 6/01/35
12,080	Lee Memorial Health System, Florida, Hospital Revenue Bonds, Build America Taxable Bond Series	No Opt. Call	A	13,258,162
	2010A, 7.281%, 4/01/27
9,575	Orlando Community Redevelopment Agency, Florida, Tax Increment Revenue Bonds, Downtown	9/20 at 100.00	A1	10,182,725
	District, Direct Subsidy Build America Table Bond Series 2010B, 7.784%, 9/01/40
37,850	Total Florida			40,543,546
	Georgia – 4.7% (4.0% of Total Investments)
10,000	Georgia Municipal Electric Authority, Plant Vogtle Units 3 & 4 Project J Bonds, Taxable Build	No Opt. Call	A+	9,904,700
	America Bonds Series 2010A, 6.637%, 4/01/57
15,000	Georgia Municipal Electric Authority, Plant Vogtle Units 3 & 4 Project P Bonds, Refunding	No Opt. Call	A–	15,061,350
	Taxable Build America Bonds Series 2010A, 7.055%, 4/01/57
25,000	Total Georgia			24,966,050
	Illinois – 4.9% (4.1% of Total Investments)
3,750	Chicago, Illinois, General Airport Revenue Bonds, O’Hare International Airport, Third Lien,	1/20 at 100.00	A1	3,990,938
	Build America Taxable Bond Series 2010B, 6.845%, 1/01/38
2,400	Cook County School District 151 South Holland, Illinois, General Obligation Bonds, Build	2/20 at 100.00	AA–	2,435,448
	America Taxable Bonds, Series 2010B, 6.125%, 2/01/30
5,000	Cook County, Illinois, General Obligation Bonds, Build America Taxable Bonds, Series 2010D,	No Opt. Call	AA	5,035,850
	6.229%, 11/15/34
13,875	Illinois State, General Obligation Bonds, Taxable Build America Bonds, Series 2010-3,	No Opt. Call	A+	13,768,995
	6.725%, 4/01/35
450	Lakewood, Illinois, General Obligation Bonds, Waterworks & Sewer Alternative Revenue Source,	12/19 at 100.00	AAA	463,167
	Build America Taxable Bond Series 2010A, 6.300%, 12/01/34
25,475	Total Illinois			25,694,398
	Indiana – 4.1% (3.4% of Total Investments)
	Evansville Redevelopment Authority, Indiana, Lease Rental Revenue Bonds, Build America Taxable
	Bond Series 2010B:
1,250	6.960%, 2/01/34	8/20 at 100.00	Aa3	1,295,700
9,500	7.210%, 2/01/39	8/20 at 100.00	Aa3	9,864,420
5,000	Indiana University, Consolidated Revenue Bonds, Build America Taxable Bonds, Series 2010B,	6/20 at 100.00	Aaa	5,070,300
	5.636%, 6/01/35
5,000	Speedway Redevelopment Authority, Indiana, Lease Rental Revenue Bonds, Federally Taxable Build	No Opt. Call	A+	5,346,700
	America Bonds, Series 2010A, 6.512%, 2/01/35
20,750	Total Indiana			21,577,120
	Kansas – 0.4% (0.3% of Total Investments)
2,105	Wallace County, Kansas, General Obligation Bonds, Build America Taxable Series 2010B,	No Opt. Call	A	2,171,097
	6.449%, 9/01/30
	Kentucky – 1.2% (1.0% of Total Investments)
5,000	Kentucky Municipal Power Agency, Power Supply System Revenue Bonds, Prairie State Project,	9/20 at 100.00	AAA	6,426,850
	Tender Option Bond Trust B002, 28.592%, 9/01/37 – AGM Insured (IF)
	Louisiana – 3.9% (3.3% of Total Investments)
20,000	East Baton Rouge Sewage Commission, Louisiana, Revenue Bonds, Build America Taxable Bonds,	2/20 at 100.00	Aa2	20,639,000
	Series 2010B, 6.087%, 2/01/45
	Michigan – 8.4% (7.1% of Total Investments)
	Belding School District, Ionia, Kent and Montcalm Counties, Michigan, General Obligation
	Bonds, Build America Series 2010B:
1,000	6.520%, 5/01/30	5/20 at 100.00	AA–	1,041,120
1,500	6.620%, 5/01/35	5/20 at 100.00	AA–	1,550,175
14,650	Detroit City School District, Wayne County, Michigan State, Unlimited Tax General Obligation,	No Opt. Call	Aa2	16,694,114
	Build America Bonds, Taxable – Direct Payment Bonds, Series 2009B, 7.747%, 5/01/39
4,500	Hartland Consolidated School District, Livingston County, Michigan, General Obligation Bonds,	5/20 at 100.00	AA–	4,597,605
	Build America Taxable Bond Series 2010C, 6.550%, 5/01/35
5,000	Jackson Public Schools, Jackson County, Michigan, General Obligation Bonds, Qualified School	5/20 at 100.00	Aa2	5,191,150
	Construction Bonds – Taxable Direct Payment, Series 2010B, 6.450%, 5/01/27
1,170	Michigan Tobacco Settlement Finance Authority, Tobacco Settlement Asset-Backed Revenue Bonds,	6/22 at 100.00	BBB	893,155
	Taxable Turbo Series 2006A, 7.309%, 6/01/34
	Monroe, Michigan, Limited Tax General Obligation Bonds, Taxable Recovery Zone Economic
	Development Bonds, Series 2010:
950	6.650%, 5/01/27	5/20 at 100.00	A+	982,443
1,000	6.800%, 5/01/29	5/20 at 100.00	A+	1,030,960
1,000	7.000%, 5/01/31	5/20 at 100.00	A+	1,029,940
	Van Dyke Public Schools, Macomb County, Michigan, General Obligation Bonds, Federally Taxable
	Build America Bonds , Series 2010:
4,500	6.550%, 5/01/35	5/20 at 100.00	AA–	4,620,870
6,740	6.600%, 5/01/40	5/20 at 100.00	AA–	6,910,657
42,010	Total Michigan			44,542,189
	Missouri – 0.4% (0.4% of Total Investments)
1,900	Missouri Joint Municipal Electric Utility Commission, Power Project Revenue Bonds, Prairie	1/19 at 100.00	A3	2,248,080
	State Project, Federally Taxable Build America Bonds – Direct Pay, Series 2009A, 6.890%, 1/01/42
	Nebraska – 0.3% (0.3% of Total Investments)
1,670	District Energy Corporation, Nebraska, Facility Revenue Bonds, Build America Taxable Bonds,	7/20 at 100.00	Aa1	1,725,411
	Series 2010B, 5.901%, 7/01/32
	Nevada – 1.1% (0.9% of Total Investments)
1,165	Las Vegas, Nevada, Certificates of Participation, City Hall Project, Build America Federally	9/19 at 100.00	Aa2	1,302,039
	Taxable Bonds, Series 2009B, 7.800%, 9/01/39
4,000	North Las Vegas, Nevada, General Obligation Water and Wastewater Improvement Bonds, Build	No Opt. Call	Aa2	4,289,160
	America Taxable Bonds, Series 2010A, 6.572%, 6/01/40
5,165	Total Nevada			5,591,199
	New York – 12.8% (10.7% of Total Investments)
25,000	Dormitory Authority of the State of New York, State Personal Income Tax Revenue Bonds, Build	12/10 at 100.00	AAA	25,696,000
	America Taxable Bonds, Series 2010D, 5.600%, 3/15/40
10,000	Long Island Power Authority, New York, Electric System Revenue Bonds, Build America Taxable	No Opt. Call	A–	10,479,300
	Bond Series 2010B, 5.850%, 5/01/41
4,620	New York City Municipal Water Finance Authority, New York, Water and Sewer System Revenue	No Opt. Call	AA+	4,976,433
	Bonds, Second Generation Resolution, Taxable Build America Bonds, Series 2010DD, 5.952%, 6/15/42
25,000	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Build	No Opt. Call	AAA	26,329,500
	America Taxable Bonds, Series 2010G-1, 5.467%, 5/01/40 (5)
64,620	Total New York			67,481,233
	North Carolina – 1.4% (1.2% of Total Investments)
4,785	East Carolina University, North Carolina, General Revenue Bonds, Build America Taxable Bond	10/20 at 100.00	Aa2	5,000,038
	Series 2010B, 5.875%, 10/01/35
2,500	High Point, North Carolina, Combined Enterprise System Revenue Bonds, Build America Taxable	11/20 at 100.00	AA+	2,563,500
	Bonds, Series 2010B, 5.921%, 11/01/35
7,285	Total North Carolina			7,563,538
	Ohio – 4.3% (3.6% of Total Investments)
500	American Municipal Power Inc., Ohio, Combined Hydroelectric Projects Revenue Bonds, Federally	No Opt. Call	A	541,040
	Taxable Build America Bonds, Series 2009B, 6.424%, 2/15/32
10,000	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue	6/17 at 100.00	BBB	7,171,200
	Bonds, Senior Lien, Series 2007A-2, 5.875%, 6/01/47
9,490	Franklin County Convention Facilities Authority, Ohio, Lease Revenue Anticipation Bonds,	No Opt. Call	AA	10,112,829
	Federally Taxable Direct Payment Build America Bonds, Series 2010, 6.640%, 12/01/42
5,000	Lucas County, Ohio, General Obligation Bonds, Taxable Arena improvement Series 2010,	10/20 at 100.00	Aa2	5,129,400
	6.150%, 10/01/40
24,990	Total Ohio			22,954,469
	Oklahoma – 0.4% (0.3% of Total Investments)
2,000	Tulsa County Industrial Authority, Oklahoma, Educational Facilities Lease Revenue Bonds, Sand	No Opt. Call	A	2,088,400
	Springs Public Schools Project, Federally Taxable Build America Bonds, Series 2010A, 6.129%, 9/01/24
	Oregon – 3.0% (2.5% of Total Investments)
4,000	Oregon Department of Administrative Services, Certificates of Participation, Federally Taxable	5/20 at 100.00	Aa2	4,743,920
	Build America Bonds, Tender Option Bond Trust TN-011, 26.975%, 5/01/35 (IF)
10,230	Warm Springs Reservation Confederated Tribes, Oregon, Tribal Economic Development Bonds,	No Opt. Call	A3	11,199,906
	Hydroelectric Revenue Bonds, Pelton Round Butte Project, Refunding Series 2009A, 8.250%, 11/01/19
14,230	Total Oregon			15,943,826
	Pennsylvania – 4.1% (3.4% of Total Investments)
4,510	Haverford Township School District, Delaware County, Pennsylvania, General Obligation Bonds,	3/20 at 100.00	AAA	4,698,924
	Federally Taxable Build America Bonds, Series 2010, 6.004%, 3/01/35 – AGC Insured
3,000	New Castle Sanitation Authority, Lawrence County, Pennsylvania, Sewer Revenue Bonds, Build	6/20 at 100.00	A	3,053,730
	America Taxable Bonds, Series 2010A, 6.506%, 6/01/41 (WI/DD, Settling 7/15/10) – AGM Insured
13,095	Uniontown Area School District, Fayette County, Pennsylvania, General Obligation Bonds,	10/20 at 100.00	Aa3	13,658,085
	Federally Taxable Build America Bonds, Series 2010, 6.261%, 10/01/39
20,605	Total Pennsylvania			21,410,739
	South Dakota – 0.4% (0.3% of Total Investments)
2,000	South Dakota Health and Educational Facilities Authority, Recovery Zone Economic Development	8/20 at 100.00	Aa2	1,991,880
	Revenue Bonds, Vocational Education Program, Federally Taxable Series 2010, 6.250%, 8/01/39
	(WI/DD, Settling 7/02/10)
	Tennessee – 3.2% (2.7% of Total Investments)
15,000	Metropolitan Government Nashville & Davidson County Convention Center Authority, Tennesse,	No Opt. Call	A1	16,953,300
	Tourism Tax Revenue Bonds, Build America Taxable Bonds, Series 2010A-2, 7.431%, 7/01/43
	Texas – 7.5% (6.3% of Total Investments)
1,650	Cameron County Regional Mobility Authority, Texas, Vehicle Registration Fee Revenue Bonds,	2/20 at 100.00	AA–	1,761,721
	Federally Taxable Build America Series 2010B, 6.552%, 2/15/36
10,000	North Texas Tollway Authority, System Revenue Bonds, Subordinate Lien Taxable Revenue Bonds,	2/20 at 100.00	Baa3	10,039,400
	Federally Taxable Build America Bonds, Series 2010-B2, 8.910%, 2/01/30
20,000	North Texas Tollway Authority, System Revenue Bonds, Taxble Build America Bond Series 2009B,	No Opt. Call	A2	22,625,000
	6.718%, 1/01/49
5,000	San Antonio, Texas, General Obligation Bonds, Build America Taxable Bonds, Series 2010B,	8/20 at 100.00	AAA	5,178,450
	6.038%, 8/01/40 (WI/DD, Settling 7/13/10)
36,650	Total Texas			39,604,571
	Utah – 2.4% (2.0% of Total Investments)
5,000	Central Utah Water Conservancy District, Utah, Revenue Bonds, Federally Taxable Build America	4/20 at 100.00	AA+	5,093,100
	Bonds, Series 2010A, 5.700%, 10/01/40
6,510	Midvale Redevelopment Agency, Utah, Tax Increment and Sales Tax Revenue Bonds, Federally	5/20 at 100.00	AAA	6,672,685
	Taxable Build America Bonds, Series 2010, 6.250%, 5/01/34 – AGM Insured
775	North Salt Lake, Utah, Sales Tax Revenue Bonds, Build America Taxable Bond Series 2010,	12/19 at 100.00	AA–	794,701
	5.800%, 6/15/30
12,285	Total Utah			12,560,486
	Vermont – 1.0% (0.9% of Total Investments)
5,000	University of Vermont and State Agricultural College, Revenue Bonds, Build America Bonds	No Opt. Call	Aa3	5,401,400
	Series 2010, 6.428%, 10/01/44
	Virgin Islands – 2.7% (2.3% of Total Investments)
12,500	Virgin Islands Water and Power Authority, Electric System Revenue Bonds, Build America Taxable	No Opt. Call	AAA	14,221,125
	Bonds Series 2010C, 6.850%, 7/01/35 – AGM Insured
	Virginia – 2.4% (2.0% of Total Investments)
1,135	Metropolitan Washington DC Airports Authority, Virginia, Dulles Toll Raod Revenue Bonds,	No Opt. Call	BBB+	1,308,110
	Series 2009D, 7.462%, 10/01/46 – AGC Insured
10,000	Metropolitan Washington DC Airports Authority, Virginia, Dulles Toll Road Revenue Bonds,	No Opt. Call	BBB	10,757,600
	Dulles Metrorail Capital Improvement Project, Build America Taxable Bonds, Series 2010D,
	8.000%, 10/01/47
1,025	Tobacco Settlement Financing Corporation of Virginia, Tobacco Settlement Asset Backed Bonds,	6/12 at 100.00	BBB	691,137
	Refunding Senior Lien Series 2007A1, 6.706%, 6/01/46
12,160	Total Virginia			12,756,847
	Washington – 6.7% (5.6% of Total Investments)
	Auburn, Washington, Limited Tax General Obligation Bonds, Taxable Build America Bonds,
	Series 2010B:
5,645	6.193%, 12/01/34	6/20 at 100.00	AA	5,857,647
6,465	6.243%, 12/01/39	6/20 at 100.00	AA	6,757,735
1,885	Bremerton, Washington, General Obligation Bonds, Build America Taxable Bonds, Series 2010B,	No Opt. Call	A1	1,916,271
	6.129%, 9/01/35
5,000	Grays Harbor County Public Utility District 1, Washington, Electric System Revenue Bonds,	No Opt. Call	A1	5,696,000
	Taxable Build America Bonds – Direct Payment, Series 2010A, 6.707%, 7/01/40
10,000	King County Public Hospital District 1, Washington, Hospital Facilities Revenue Bonds, Valley	6/20 at 100.00	BBB+	10,191,500
	Medical Center, Build America Taxable Bonds, Series 2010B, 8.000%, 6/15/40
4,000	Seattle, Washington, Municipal Light and Power Revenue Bonds, Federally Taxable Build America	No Opt. Call	Aa2	5,030,120
	Bonds, Tender Option Bond Trust T0001, 24.149%, 2/01/40 (IF)
32,995	Total Washington			35,449,273
	Wyoming – 1.0% (0.8% of Total Investments)
5,000	University of Wyoming, Facilities Improvement Revenue Bonds, Build America Taxable Bond Series	6/20 at 100.00	Aa2	5,139,400
	2010C, 5.800%, 6/01/30
$ 590,635	Total Long-Term Investments (cost $601,806,108) – 117.8%			622,250,272

Principal
Amount (000)	Description (1)			Value
	Short-Term Investments – 1.7% (1.4% of Total Investments)
$ 8,820	State Street Bank Euro Dollar Time Deposit, 0.010%, 7/01/10			$ 8,819,998
	Total Short-Term Investments (cost $8,819,998)			8,819,998
	Total Investments (cost $610,626,106) – 119.5%			631,070,270
	Borrowings – (17.4)% (4)			(92,000,000)
	Other Assets Less Liabilities – (2.1)%			(10,919,993)
	Net Assets Applicable to Common Shares – 100%			$ 528,150,277

Investments in Derivatives
Forward Swaps outstanding at June 30, 2010:
		Fund			Fixed Rate			Unrealized
	Notional	Pay/Receive	Floating Rate	Fixed Rate	Payment	Effective	Termination	Appreciation
Counterparty	Amount	Floating Rate	Index	(Annualized)	Frequency	Date (6)	Date	(Depreciation)
Morgan Stanley	$35,000,000	Receive	3-Month USD-LIBOR	4.136%	Semi-Annually	6/29/11	6/29/40	$(1,596,000)
Morgan Stanley	35,000,000	Receive	3-Month USD-LIBOR	4.260	Semi-Annually	6/29/11	6/29/40	(2,355,500)
Morgan Stanley	40,000,000	Receive	3-Month USD-LIBOR	4.198	Semi-Annually	7/08/11	7/08/40	(2,212,000)
								$(6,163,500)

Fair Value Measurements

In determining the value of the Fund’s investments, various inputs are used. These inputs are summarized in the three broad levels listed below:

  Level 1 – Quoted prices in active markets for identical securities.

  Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

  Level 3 – Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of June 30, 2010:

	Level 1	Level 2	Level 3	Total
Investments:
Municipal Bonds	$ —	$622,250,272	$ —	$622,250,272
Short-Term Investments	8,819,998	—	—	8,819,998
Derivatives:
Forward Swaps*	—	(6,163,500)	—	(6,163,500)
Total	$8,819,998	$616,086,772	$ —	$624,906,770
* Represents net unrealized appreciation (depreciation).

Derivative Instruments and Hedging Activities

The Fund records derivative instruments at fair value, with changes in fair value recognized on the Statement of Operations, when applicable. Even though the Fund's investments in derivatives may represent economic hedges, they are not considered to be hedge transactions for financial reporting purposes.

The following table presents the fair value of all derivative instruments held by the Fund as of June 30, 2010, the location of these instruments on the Statement of Assets and Liabilities, and the primary underlying risk exposure.

Location on the Statement of Assets and Liabilities
Underlying	Derivative	Asset Derivatives		Liability Derivatives
Risk Exposure	Instrument	Location	Value	Location	Value
Interest Rate	Forward Swaps	Unrealized appreciation on	$ —	Unrealized depreciation on	$6,163,500
		forward swaps*		forward swaps*
* Represents cumulative appreciation (depreciation) of forward swap contracts as reported in the Portfolio of Investments.

Income Tax Information

The following information is determined in accordance with income tax regulations, which may differ from accounting principles generally accepted in the United States.

At June 30, 2010, the cost of investments was $610,626,104.

Gross unrealized appreciation and gross unrealized depreciation of investments at June 30, 2010, were as follows:

Gross unrealized:
Appreciation	$21,784,715
Depreciation	(1,340,549)
Net unrealized appreciation (depreciation) of investments	$20,444,166

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investor Service, Inc.
(“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade.
(4)	Borrowings as a percentage of Total Investments is 14.6%.
(5)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in derivatives.
(6)	Effective date represents the date on which both the Fund and Counterparty commence interest payment accruals on each forward swap contract.
N/R	Not rated.
WI/DD	Purchased on a when-issued or delayed delivery basis.
(IF)	Inverse floating rate investment.
USD-LIBOR	United States Dollar-London Inter-Bank Offered Rate

Item 2. Controls and Procedures.

a.
The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See EX-99 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Nuveen Build America Bond Fund

By (Signature and Title)     /s/ Kevin J. McCarthy
                                                   Kevin J. McCarthy
                                                   Vice President and Secretary

Date         August 27, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)     /s/ Gifford R. Zimmerman
                                                    Gifford R. Zimmerman
                                                  Chief Administrative Officer (principal executive officer)

Date         August 27, 2010

By (Signature and Title)     /s/ Stephen D. Foy
                                                   Stephen D. Foy
                                                  Vice President and Controller (principal financial officer)

Date         August 27, 2010